Business Combination	9 Months Ended
Sep. 30, 2016
Business Combinations [Abstract]
Business Combination

NOTE 7 – Business Combination

Effective June 26, 2016, Acquisition Sub #3 entered into an Asset Purchase Agreement with Brian’s On-Site Recycling, Inc., a Florida corporation (“BOSR”), and Brian Fidalgo, principal of BOSR (the “BOSR Principal”) and General Manager of our Florida processing center, pursuant to which Acquisition Sub #3 acquired certain assets of BOSR, primarily equipment and customer relationships for aggregate consideration of $200,000, of which $100,000 is subject to an earn out provision. The period of the earn out is expected to be over one year. Per the terms of the Asset Purchase Agreement, the Company placed $100,000 in an escrow account related to the earn out and has been reflected as restricted cash in the accompanying condensed consolidated balance sheet. This acquisition expanded the Company’s customer base in Florida.

We accounted for the acquisition of BOSR as required under applicable accounting guidance. Tangible assets acquired are recorded at fair value. Identifiable intangible assets that we acquired are recognized separately if they arise from contractual or other legal rights or if they are separable, and are recorded at fair value. Goodwill is recorded as the excess of the consideration transferred over the fair value of the net identifiable assets acquired.

The allocation of the purchase price is as follows:

Fixed assets – equipment	$15,000
Intangibles:
Customer relationships	82,000
Non compete agreement	32,000
Other intangibles, including trade name	21,000
Goodwill	50,000
Total	$200,000

The Company is amortizing the intangibles (excluding goodwill) over an estimated useful life of five years. The acquisition was not considered to be significant. The Company has included the financial results of the BOSR acquisition in its consolidated financial statements from the acquisition date and the results from BOSR were not material to the Company’s consolidated financial statements.